Goldman Sachs Funds

GLOBAL SECTOR FUNDS

Semiannual Report April 30, 2001

Long-term capital growth

potential through investments

in equity securities of domestic and

foreign companies

Goldman Sachs

G O L D M A N   S A C H S   G L O B A L   S E C T O R   F U N D S

Market Review

Dear Shareholder:

During the one-month reporting period since the Global Sector Funds’ inception, the equity markets have generated strong results. This followed a year-long correction in stock markets around the world.

  Market Review: An April Rally — The Global Sector Funds were launched on March 30, 2001. This timing coincided with the beginning of a month-long rally in the global stock markets.

During April, the U.S. stock market registered its best month in 10 years, fueling hopes that the severe market decline may be at, or near its end. This advance was supported by an unexpected interest rate cut by the Federal Reserve Board (the “Fed”) in the middle of April — its fourth such cut in fewer than four months. The Fed’s actions in 2000 represent some of its most aggressive stimulative initiatives in its history. In addition, a report of stronger-than-expected first-quarter economic growth raised hopes that corporate profits, particularly in the Technology sector, would start to rebound from their depressed levels as the year progressed.

The international equity markets also posted strong gains, as the MSCI EAFE Index rose 6.89% during April, and the Japanese TOPIX Index gained 6.98%. Technology, Media and Telecom stocks in particular drove the European markets higher. Semiconductors participated in the rally, helped both by the rotation away from defensive stocks and a growing awareness of depressed valuations. In Japan, the market was aided by hopes for accelerated structural reform, based on the appointment of a new Prime Minister. Asia ex-Japan presented a mixed picture, with Korea performing the strongest and Taiwan performing the weakest.

Of course, a one-month market rebound doesn’t necessarily constitute a return to a bull market. We would encourage investors to maintain a long-term investment approach, to adequately diversify their portfolios, and to work closely with their financial advisers, in creating a personalized plan and monitoring it over time.

Sincerely,

David B. Ford	David W. Blood
Co-Head, Goldman Sachs Asset Management	Co-Head, Goldman Sachs Asset Management

May 9, 2001

G O L D M A N   S A C H S   G L O B A L   S E C T O R   F U N D S

What Distinguishes Goldman Sachs’
Approach to Sector Investing?

The Goldman Sachs Global Equity Team believes that strong, consistent results from sector investing are best achieved through expert stock selection performed by sector research teams working together on a global scale. Our goal is to leverage the depth and breadth of these teams to provide access to Goldman Sachs Asset Management’s best investment ideas within each sector worldwide.

  Global sector research teams based in London, New York, Tampa, Tokyo and Singapore
  Experience and expertise of our sector research teams enables us to evaluate a broad universe of potential sector investments within a global context
  Regional presence contributes to market expertise

In building global sector portfolios, our sector research teams:

  Identify their best investment ideas within each sector on a global basis
  Compare a global universe of companies within similar industries to identify the most attractive opportunities
  Perform rigorous research on local companies within the context of global trends

Portfolio construction is particularly important when constructing sector specific portfolios. Advantages of our stringent portfolio construction process include:

  Effective implementation of research views
  Focused portfolios positioned to capitalize on key demographic and economic trends
  Flexible investment approach, providing the ability to invest in large-cap, mid-cap, small-cap and emerging markets securities

Global sector portfolios that provide investors access to Goldman Sachs Asset Management’s best investment ideas within the consumer growth, financial services, health sciences, infrastructure and resources, and technology sectors on a global scale.

F U N D  B A S I C S

Global Consumer Growth Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W
March 30, 2001–April 30, 2001		Fund Total Return (without sales charge)[1]

Class A		9.70%
Class B		9.70
Class C		9.70
Institutional		9.80
Service		9.80

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 10 H O L D I N G S A S O F 4 / 3 0 / 0 1
Holding	% of Total Net Assets	Line of Business

AOL Time Warner, Inc.	6.1%	Media
Wal-Mart Stores, Inc.	4.0	Retailing
Viacom, Inc. Class B	3.2	Media
AT&T Corp.–Liberty Media Corp.	3.1	Media
Crown Castle International Corp.	3.0	Telecommunication Services
Vivendi Universal SA	3.0	Media
Univision Communications, Inc.	2.9	Media
Harrah’ s Entertainment, Inc.	2.9	Hotels, Restaurants and Leisure
NRJ Group	2.8	Media
Starwood Hotels & Resorts Worldwide, Inc.	2.7	Hotels, Restaurants and Leisure

The top 10 holdings may not be representative of the Fund’s future investments.

P O R T F O L I O  R E S U L T S

Global Consumer Growth Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Global Consumer Growth Fund for the period from its inception on March 30, 2001 through April 30, 2001.

Performance Review

For the reporting period from its inception through April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, without sales charges, of 9.70%, 9.70%, 9.70%, 9.80% and 9.80%, respectively.

Investment Objective and Focus

The Fund seeks long-term growth of capital. The investment management team focuses on equity securities of domestic and foreign companies that offer the potential for long-term capital appreciation, with a primary focus on the consumer products and services sectors.

Portfolio Positioning

To identify securities for the Fund’s portfolio, we perform rigorous, fundamental research to target companies that we believe are well-positioned to capitalize on rising consumer discretionary income and that can deliver sustainable, long-term growth rates. In particular, we seek organizations that possess strong business franchises with dominant market share, strong pricing power, predictable, recurring revenue streams and excellent management teams.

Portfolio Highlights

During the short reporting period since the Fund’s inception, our best relative performers were companies such as NRJ Group, a French radio broadcaster, which rose by 33% due to strong advertising numbers for the first quarter and a more optimistic outlook than expected. Elsewhere in the Fund, Crown Castle International Corp. appreciated 50%, driven by renewed confidence for growth within the third generation mobile telephony. Other strong performers were Consumer Cyclical stocks such as Electrolux, a white goods manufacturer, and Harrah’s Entertainment Inc., a gaming company.

P O R T F O L I O  R E S U L T S

Portfolio Outlook

Going forward, we anticipate that the Fund will maintain its large position in the Media and Leisure sectors, given the compelling valuations and our expectation of a potential consumer recovery later in the year. Overall, our broad definition of “consumer” allows us to position the Fund to take advantage of growth opportunities during a period where we feel equities should perform well. At the end of the reporting period, 56% of the Fund’s holdings were in the United States, 27% percent in Europe, 10% in Japan and the remainder in Asia.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Investment Team

May 9, 2001

F U N D  B A S I C S

Global Financial Services Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

March 30, 2001–April 30, 2001	Fund Total Return (without sales charge)[1]

Class A	7.80%
Class B	7.80
Class C	7.80
Institutional	7.90
Service	7.90

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 4 / 3 0 / 0 1

Holding	% of Total Net Assets	Line of Business

The Charles Schwab Corp.	5.6%	Diversified Financials
Citigroup, Inc.	4.8	Diversified Financials
ING Groep NV	4.8	Diversified Financials
Federal Home Loan Mortgage Corp.	4.7	Diversified Financials
AMBAC Financial Group, Inc.	4.0	Banks
Amvescap PLC	3.3	Diversified Financials
Morgan Stanley Dean Witter & Co.	3.2	Banks
Intuit, Inc.	3.1	Software and Services
Bank of Ireland	3.1	Banks
State Street Corp.	3.1	Diversified Financials

The top 10 holdings may not be representative of the Fund’s future investments.

P O R T F O L I O  R E S U L T S

Global Financial Services Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Global Financial Services Fund for the period from its inception on March 30, 2001 through April 30, 2001.

Performance Review

For the reporting period from its inception through April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, without sales charges, of 7.80%, 7.80%, 7.80%, 7.90%, and 7.90%, respectively.

Investment Objective and Focus

The Fund seeks long-term growth of capital. The investment management team focuses on equity securities of domestic and foreign companies that offer the potential for long-term capital appreciation, with a primary focus on the financial services sector.

Portfolio Positioning

To identify securities for the Fund’s portfolio, we perform rigorous, fundamental research to target companies that we believe have the ability to dominate their industry through steady asset accumulation, specialization in a product or service, or consolidation. In particular, we seek organizations that possess strong business franchises with dominant market share, strong pricing power, predictable, recurring revenue streams and excellent management teams.

Portfolio Highlights

During the short reporting period since the Fund’s inception, our exposure to financial asset gatherers, and to firms involved with mergers and acquisition activity in Asia enhanced returns. Our best performing holding was Dao Heng Bank, which rose nearly 50% after DBS Holdings of Singapore made a bid for the bank. Laggards included XL Capital, as investors remained cautious on the U.S. property and causality insurance sector.

Portfolio Outlook

Our outlook on the financial services sector remains positive going forward. We believe diversified financials, banks and insurance companies will benefit from U.S. Federal Reserve Board rate cuts. This should lead, in our opinion, to increased liquidity, better funding rates and more buoyant commission income on the back of more stable equity markets. Asset gatherers should also perform well, as the market increasingly works its way through two difficult quarters of equity market turbulence.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Investment Team

May 9, 2001

F U N D  B A S I C S

Global Health Sciences Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

March 30, 2001–April 30, 2001		Fund Total Return (without sales charge)[1]

Class A		3.60%
Class B		3.70
Class C		3.60
Institutional		3.70
Service		3.70

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 4 / 3 0 / 0 1

Holding	% of Total Net Assets	Line of Business

Pfizer, Inc.	7.0%	Pharmaceuticals and Biotechnology
GlaxoSmithKline PLC	6.0	Pharmaceuticals and Biotechnology
Bristol-Myers Squibb Co.	4.7	Pharmaceuticals and Biotechnology
Eli Lilly & Co.	4.6	Pharmaceuticals and Biotechnology
Merck & Co., Inc.	4.6	Pharmaceuticals and Biotechnology
Takeda Chemical Industries Ltd.	4.4	Pharmaceuticals and Biotechnology
American Home Products Corp.	4.2	Pharmaceuticals and Biotechnology
Johnson & Johnson	4.1	Pharmaceuticals and Biotechnology
AstraZeneca PLC	3.7	Pharmaceuticals and Biotechnology
Pharmacia Corp.	3.3	Pharmaceuticals and Biotechnology

The top 10 holdings may not be representative of the Fund’s future investments.

P O R T F O L I O  R E S U L T S

Global Health Sciences Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Global Health Sciences Fund for the period from its inception on March 30, 2001 through April 30, 2001.

Performance Review

For the reporting period from its inception through April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, without sales charges, of 3.60%, 3.70%, 3.60%, 3.70%, and 3.70%, respectively.

Investment Objective and Focus

The Fund seeks long-term growth of capital. The investment management team focuses on equity securities of domestic and foreign companies that offer the potential for long-term capital appreciation, with a primary focus on the health sciences sector.

Portfolio Positioning

To identify securities for the Fund’s portfolio, we perform rigorous, fundamental research to target companies that we believe are well-positioned to capitalize on the aging demographics of developed nations, scientific discoveries in genomics and the increased demand for lower-cost healthcare treatments. In particular, we seek organizations that possess strong business franchises with dominant market share, strong pricing power, predictable, recurring revenue streams and excellent management teams.

Portfolio Highlights

During the short reporting period since the Fund’s inception, our best relative performers were stocks in the Pharmaceuticals and Biotechnology sectors.

Portfolio Outlook

We believe that demographic changes throughout the developed world will result in increased healthcare spending as a percentage of gross domestic product. In addition, the prospect of innovative drugs and diagnostic techniques resulting from the recent completion of the Human Genome Project will drive our bullish stance on Pharmaceuticals and Biotechnology. It’s our belief that these secular trends should result in strong stock performance in the Healthcare sector over the long-term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Investment Team

May 9, 2001

F U N D  B A S I C S

Global Infrastructure and Resources Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

March 30, 2001–April 30, 2001		Fund Total Return (without sales charge)[1]

Class A		7.40%
Class B		7.30
Class C		7.30
Institutional		7.40
Service		7.40

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 4 / 3 0 / 0 1

Holding	% of Total Net Assets	Line of Business

General Electric Co.	7.5%	Capital Goods
Royal Dutch Petroleum Co.	4.1	Energy
Acerinox SA	3.9	Materials
Exxon Mobil Corp.	2.9	Energy
Minnesota Mining & Manufacturing Co.	2.8	Capital Goods
Schneider Electric SA	2.7	Capital Goods
Bayerische Motoren Werke (BMW) AG	2.6	Automobiles & Components
Schlumberger Ltd.	2.6	Energy
United Technologies Corp.	2.6	Capital Goods
Smiths Group PLC	2.5	Capital Goods

The top 10 holdings may not be representative of the Fund’s future investments.

P O R T F O L I O  R E S U L T S

Global Infrastructure and Resources Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Global Infrastructure and Resources Fund for the period from its inception on March 30, 2001 through April 30, 2001.

Performance Review

For the reporting period from its inception through April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, without sales charges, of 7.40%, 7.30%, 7.30%, 7.40%, and 7.40%, respectively.

Investment Objective and Focus

The Fund seeks long-term growth of capital. The investment management team focuses on equity securities of domestic and foreign companies that offer the potential for long-term capital appreciation, with a primary focus on the infrastructure and resources sectors.

Portfolio Positioning

To identify securities for the Fund’s portfolio, we seek companies that are trading at attractive valuations relative to their intrinsic value. To identify companies with the most attractive combination of quality and value—and to further capitalize on the inefficiencies in the global markets—our team performs in-depth fundamental research and compares relative valuations of companies within the same industries, across different regions.

Portfolio Highlights

During the short reporting period since the Fund’s inception, our best relative performers were stocks in the Capital Goods and Materials sectors. Our stock selection in the Utilities sector was less successful. These stocks underperformed a rapidly rising market, as investors looked to increase their exposure to cyclical stocks.

Portfolio Outlook

The Fund has a high exposure to the Capital Goods and Materials processing sectors. We believe lower interest rates and an improving U.S. economy should benefit stocks in these cyclical sectors, as consumer spending and manufacturing recovers. Turning to specific holdings in the Fund’s portfolio, General Electric is a high quality industrial company that should benefit from a rebound in U.S. growth, regardless of whether or not its acquisition of Honeywell is allowed to proceed. In addition, we feel Schlumberger Ltd. is well placed to benefit from increased capital expenditure from oil companies.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Investment Team

May 9, 2001

F U N D  B A S I C S

Global Technology Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

March 30, 2001–April 30, 2001		Fund Total Return (without sales charge)[1]

Class A		27.70%
Class B		27.60
Class C		27.60
Institutional		27.70
Service		27.70

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 4 / 3 0 / 0 1
Holding	% of Total Net Assets	Line of Business

VeriSign, Inc.	3.9%	Software & Services
EMC Corp.	3.7	Technology Hardware & Equipment
Crown Castle International Corp.	3.6	Telecommunication Services
Sabre Holdings Corp.	3.5	Software & Services
Brocade Communications Systems, Inc.	3.4	Technology Hardware & Equipment
Check Point Software Technologies Ltd.	3.3	Software & Services
American Tower Corp.	3.3	Telecommunication Services
Microsoft Corp.	3.2	Software & Services
McDATA Corp.	3.1	Technology Hardware & Equipment
Emulex Corp.	2.9	Technology Hardware & Equipment

The top 10 holdings may not be representative of the Fund’s future investments.

P O R T F O L I O  R E S U L T S

Global Technology Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Global Technology Fund for the period from its inception on March 30, 2001 through April 30, 2001.

Performance Review

For the reporting period from its inception through April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, without sales charges, of 27.70%, 27.60%, 27.60%, 27.70%, and 27.70%, respectively.

Investment Objective and Focus

The Fund seeks long-term growth of capital. The investment management team focuses on equity securities of domestic and foreign companies that offer the potential for long-term capital appreciation, with a primary focus on the Technology sector.

Portfolio Positioning

To identify securities for the Fund’s portfolio, we perform rigorous, fundamental research to target companies that we believe can benefit from technological innovation and spending and deliver sustainable, long-term growth rates. In particular, we seek organizations that possess strong business franchises with dominant market share, strong pricing power, predictable, recurring revenue streams and excellent management teams.

Portfolio Highlights

During the short reporting period since the Fund’s inception, top contributors to our performance results were Crown Castle International Corp., Emulex Corp., Brocade Communications Systems, Inc. and VeriSign Inc. These top performing stocks are in the Wireless Telecommunications, Data Storage and Internet Services industries. Our Software holdings detracted from performance, as profit warnings in the U.S. software field caused a decline in share prices. Consequently, the main detractors to the Fund’s performance were Art Technology, Epiphany, Commerce One and Ariba, all leading US software companies.

P O R T F O L I O  R E S U L T S

Portfolio Outlook

We believe that the long-term outlook for the Technology sector remains positive. Corporate Information Technology (IT) spending exhibits high sensitivity to the economy and interest rates. Should we see the recent reduction in interest rates effectively restoring confidence, we would expect a more optimistic approach to corporate IT budgets. We continue to maintain our bias towards quality companies that we believe will lead the recovery in the sector and drive long-term outperformance.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Investment Team

May 9, 2001

GOLDMAN SACHS GLOBAL CONSUMER GROWTH FUND
Statement of Investments
April 30, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – 95.5%

Australia – 1.0%
7,309	Woolworths Ltd. (Food & Drug Retailing)	$ 33,484

France – 7.6%
290	Castorama Dubois Investissement SA (Retailing)	62,010
3,742	NRJ Group (Media)	97,146
1,479	Vivendi Universal SA (Media)	102,420

		261,576

Hong Kong – 0.9%
62,000	Giordano International Ltd. (Retailing)	32,395

Japan – 10.0%
1,000	Fuji Photo Film Co. Ltd. (Consumer Durables & Apparel)	40,302
2,000	Kao Corp. (Household & Personal Products)	50,823
1,000	Katokichi Co. Ltd. (Food Beverage & Tobacco)	25,250
800	Komeri Co. Ltd. (Commercial Services & Supplies)	17,448
1,000	KOSE Corp. (Hotels Restaurants & Leisure)	34,395
9,000	Sanyo Electric Co. Ltd. (Consumer Durables & Apparel)	55,647
2,000	Sharp Corp. (Consumer Durables & Apparel)	27,500
2,000	Skylark Co. Ltd. (Hotels Restaurants & Leisure)	61,830
400	Takefuji Corp. (Diversified Financials)	31,336

		344,531

Netherlands – 5.7%
347	Gucci Group (Retailing)	31,080
1,434	TNT Post Group NV (Transportation)	33,780
868	Unilever NV (Food Beverage & Tobacco)	49,135
2,001	VNU NV (Media)	83,177

		197,172

Sweden – 2.1%
2,173	Electrolux AB Series B (Consumer Durables & Apparel)	35,913
1,800	Securitas AB Series B (Commercial Services & Supplies)	35,014

		70,927

Switzerland – 2.6%
44	Nestle SA (Food Beverage & Tobacco)	91,102

United Kingdom – 9.3%
2,741	British Sky Broadcasting Group PLC* (Media)	34,309
4,566	Diageo PLC (Food Beverage & Tobacco)	48,007
1,153	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	30,464
Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
2,446	Reuters Group PLC (Media)	$ 35,865
39,719	Telewest Communications PLC* (Media)	77,983
8,381	Tesco PLC (Food & Drug Retailing)	29,972
20,502	Vodafone Group PLC (Telecommunication Services)	62,249

		318,849

United States – 56.3%
500	AMBAC Financial Group, Inc. (Banks)	26,905
4,200	AOL Time Warner, Inc.* (Media)	212,100
6,600	AT&T Corp.-Liberty Media Corp.* (Media)	105,600
800	Bristol-Myers Squibb Co. (Pharmaceuticals & Biotechnology)	44,800
4,200	Cendant Corp.* (Commercial Services & Supplies)	74,508
1,100	Clear Channel Communications, Inc.* (Media)	61,380
500	Colgate-Palmolive Co. (Household & Personal Products)	27,925
1,400	Comcast Corp.* (Media)	61,474
4,200	Crown Castle International Corp.* (Telecommunication Services)	102,858
1,100	CVS Corp. (Food & Drug Retailing)	64,845
2,100	EchoStar Communications Corp.* (Media)	62,916
1,200	Energizer Holdings, Inc.* (Consumer Durables & Apparel)	28,584
500	First Data Corp. (Commercial Services & Supplies)	33,720
500	Federal Home Loan Mortgage Corp. (Diversified Financials)	32,900
2,900	Harrah’s Entertainment, Inc.* (Hotels Restaurants & Leisure)	100,050
1,600	Intuit, Inc.* (Software & Services)	51,264
1,100	McDonald’s Corp. (Hotels Restaurants & Leisure)	30,250
500	Microsoft Corp.* (Software & Services)	33,875
1,400	PepsiCo, Inc. (Food Beverage & Tobacco)	61,334
1,100	Pfizer, Inc. (Pharmaceuticals & Biotechnology)	47,630
1,000	Philip Morris Cos., Inc. (Food Beverage & Tobacco)	50,110
600	QUALCOMM, Inc.* (Technology Hardware & Equipment)	34,416
1,300	Sabre Holdings Corp. (Software & Services)	64,818
2,600	Starwood Hotels & Resorts Worldwide, Inc. (Hotels Restaurants & Leisure)	93,834
600	The AES Corp.* (Utilities)	28,602
1,900	The Charles Schwab Corp. (Diversified Financials)	37,620
400	TMP Worldwide, Inc.* (Commercial Services & Supplies)	19,296
2,300	Univision Communications, Inc.* (Media)	100,533

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL CONSUMER GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
2,100	Viacom, Inc. Class B* (Media)	$ 109,326
2,700	Wal-Mart Stores, Inc. (Retailing)	139,697

1,943,170

TOTAL COMMON STOCKS
(Cost $2,986,557)		$ 3,293,206

TOTAL INVESTMENTS
(Cost $2,986,557)		$ 3,293,206

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Percentage of total net assets

Common Stock Industry Classifications†

Banks	0.8%
Commercial Services & Supplies	5.2
Consumer Durables & Apparel	5.4
Diversified Financials	3.0
Food & Drug Retailing	3.7
Food Beverage & Tobacco	9.4
Hotels Restaurants & Leisure	9.3
Household & Personal Products	2.3
Media	33.2
Pharmaceuticals & Biotechnology	3.6
Retailing	7.7
Software & Services	4.3
Technology Hardware & Equipment	1.0
Telecommunication Services	4.8
Transportation	1.0
Utilities	0.8

TOTAL COMMON STOCK	95.5%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL FINANCIAL SERVICES FUND
Statement of Investments
April 30, 2001 (Unaudited)
Shares	Description	Value

Common Stocks – 91.5%

Bermuda – 2.7%
1,300	XL Capital Ltd. (Diversified Financials)	$ 92,040

Finland – 1.4%
4,545	Sampo Oyj (Insurance)	46,858

France – 1.5%
433	AXA SA (Insurance)	51,096

Germany – 4.2%
1,215	Deutsche Bank AG (Banks)	99,177
153	Muenchener Rueckversicherungs- Gesellschaft AG (Insurance)	43,627

		142,804

Hong Kong – 2.8%
41,000	Amoy Properties Ltd. (Real Estate)	42,582
9,600	Dah Sing Financial Group (Diversified Financials)	52,315

		94,897

Ireland – 3.1%
10,930	Bank of Ireland (Banks)	105,607

Italy – 5.3%
3,000	Bayerische Vita SpA (Insurance)	31,435
3,500	San Paolo—IMI SpA (Banks)	48,910
21,000	UniCredito Italiano SpA (Banks)	99,124

		179,469

Japan – 8.1%
9,000	Daiwa Securities Group, Inc. (Diversified Financials)	101,971
1,100	Takefuji Corp. (Diversified Financials)	86,173
14,000	The Sumitomo Marine & Fire Insurance Co. Ltd. (Insurance)	85,429

		273,573

Mexico – 1.5%
27,372	Grupo Financiero Banamex Accival, SA de CV Series O (Banks)	51,256

Netherlands – 4.8%
2,365	ING Groep NV (Diversified Financials)	161,510

Poland – 0.9%
1,875	Bank Polska Kasa Opieki SA ADR‡* (Banks)	31,781

South Korea – 1.0%
1,800	Shinhan Bank GDR (Banks)	32,670

Shares	Description	Value

Common Stocks – (continued)

Spain – 1.5%
4,991	Banco Santander Central Hispano SA (Banks)	$ 49,597

Sweden – 6.8%
6,984	Investor AB Series B (Diversified Financials)	85,461
15,104	Nordea AB (Banks)	91,307
4,694	Skandia Forsakrings AB (Insurance)	51,032

		227,800

Switzerland – 4.5%
262	Credit Suisse Group (Diversified Financials)	48,855
289	Zurich Financial Services AG (Insurance)	102,783

		151,638

United Kingdom – 4.7%
5,902	Amvescap PLC (Diversified Financials)	109,925
1,503	Barclays PLC (Banks)	48,376

		158,301

United States – 36.7%
2,500	AMBAC Financial Group, Inc. (Banks)	134,524
1,100	American International Group, Inc. (Insurance)	89,980
3,300	Citigroup, Inc. (Diversified Financials)	162,195
2,400	Federal Home Loan Mortgage Corp. (Diversified Financials)	157,920
3,300	Intuit, Inc.* (Software & Services)	105,732
2,800	MBNA Corp. (Diversified Financials)	99,820
1,600	MetLife, Inc. (Insurance)	46,400
1,700	Morgan Stanley Dean Witter & Co. (Banks)	106,742
1,000	State Street Corp. (Diversified Financials)	103,780
900	The Bank of New York Co., Inc. (Banks)	45,180
9,500	The Charles Schwab Corp. (Diversified Financials)	188,100

		1,240,373

TOTAL COMMON STOCKS
(Cost $2,884,107)		$3,091,270

Preferred Stock – 1.0%

Germany – 1.0%
299	MLP AG (Insurance)	$ 32,498

TOTAL PREFERRED STOCK
(Cost $29,939)		$ 32,498

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL FINANCIAL SERVICES FUND

Shares	Description	Value

Other – 3.7%

United States – 3.7%
1,000	SPDR Trust Series 1	$ 124,910

TOTAL OTHER
(Cost $125,050)		$ 124,910

TOTAL INVESTMENTS
(Cost $3,039,096)		$3,248,678

*	Non-income producing security.

‡
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers in transactions exempt from registration. The market value of Rule 144A Securities amounts to $31,781 as of April 30, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR—American Depository Receipt
GDR—Global Depository Receipt

Percentage of total net assets

Common and Preferred Stock Industry Classifications†

Banks	28.0%
Diversified Financials	42.9
Insurance	17.2
Real Estate	1.3
Software & Services	3.1

TOTAL COMMON AND PREFERRED STOCK	92.5%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL HEALTH SCIENCES FUND

Statement of Investments
April 30, 2001 (Unaudited)
Shares	Description	Value

Common Stocks – 94.9%

Australia – 1.0%
7,718	Sonic Healthcare Ltd. (Health Care Equipment & Services)	$ 32,129

France – 0.4%
233	Nicox SA* (Pharmaceuticals & Biotechnology)	15,494

Ireland – 1.7%
1,100	Elan Corp. PLC ADR* (Pharmaceuticals & Biotechnology)	55,165

Israel – 2.0%
331	Card-Guard Scientific Survival Ltd. (Health Care Equipment & Services)	17,362
300	Taro Pharmaceutical Industries Ltd.* (Pharmaceuticals & Biotechnology)	14,988
600	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals & Biotechnology)	32,670

		65,020

Japan – 6.7%
2,000	Banyu Pharmaceutical Co. Ltd. (Pharmaceuticals & Biotechnology)	36,823
2,000	Fujisawa Pharmaceutical Co. Ltd. (Pharmaceuticals & Biotechnology)	40,545
3,000	Takeda Chemical Industries Ltd. (Pharmaceuticals & Biotechnology)	144,701

		222,069

Netherlands – 0.8%
999	QIAGEN NV* (Pharmaceuticals & Biotechnology)	27,123

Switzerland — 3.7%
19	Novartis AG (Pharmaceuticals & Biotechnology)	29,527
13	Roche Holding AG (Pharmaceuticals & Biotechnology)	93,368

		122,895

United Kingdom – 10.6%
2,598	AstraZeneca PLC (Pharmaceuticals & Biotechnology)	120,933
1,751	Celltech Group PLC* (Pharmaceuticals & Biotechnology)	30,308
7,497	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	198,081

		349,322

United States – 68.0%
2,000	Abbott Laboratories (Pharmaceuticals & Biotechnology)	92,760
1,400	Alkermes, Inc.* (Pharmaceuticals & Biotechnology)	42,896
800	Allergan, Inc. (Pharmaceuticals & Biotechnology)	60,800
2,400	American Home Products Corp. (Pharmaceuticals & Biotechnology)	138,600
Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
1,700	Amgen, Inc.* (Pharmaceuticals & Biotechnology)	$ 103,938
700	Andrx Group* (Pharmaceuticals & Biotechnology)	41,300
600	Applera Corp.–Applied Biosystems Group (Health Care Equipment & Services)	19,236
400	Aviron* (Pharmaceuticals & Biotechnology)	19,684
248	Biogen, Inc.* (Pharmaceuticals & Biotechnology)	16,036
2,800	Bristol-Myers Squibb Co. (Pharmaceuticals & Biotechnology)	156,800
1,300	COR Therapeutics, Inc.* (Pharmaceuticals & Biotechnology)	40,300
1,800	Eli Lilly & Co. (Pharmaceuticals & Biotechnology)	153,000
600	Enzon, Inc.* (Pharmaceuticals & Biotechnology)	35,772
1,000	Forest Laboratories, Inc.* (Pharmaceuticals & Biotechnology)	61,150
600	Genentech, Inc.* (Pharmaceuticals & Biotechnology)	31,500
200	Genzyme Corp.* (Pharmaceuticals & Biotechnology)	21,794
600	Human Genome Sciences, Inc.* (Pharmaceuticals & Biotechnology)	38,538
800	ICOS Corp.* (Pharmaceuticals & Biotechnology)	46,088
400	IDEC Pharmaceuticals Corp.* (Pharmaceuticals & Biotechnology)	19,680
1,200	Immunex Corp.* (Pharmaceuticals & Biotechnology)	18,312
1,200	IMS Health, Inc. (Commercial Services & Supplies)	32,940
800	Inhale Therapeutic Systems, Inc.* (Pharmaceuticals & Biotechnology)	26,640
1,400	Johnson & Johnson (Pharmaceuticals & Biotechnology)	135,072
1,600	King Pharmaceuticals, Inc.* (Pharmaceuticals & Biotechnology)	67,408
400	MedImmune, Inc.* (Pharmaceuticals & Biotechnology)	15,660
1,300	Medtronic, Inc. (Health Care Equipment & Services)	57,980
2,000	Merck & Co., Inc. (Pharmaceuticals & Biotechnology)	151,940
1,100	Millennium Pharmaceuticals, Inc.* (Pharmaceuticals & Biotechnology)	40,348
700	Millipore Corp. (Health Care Equipment & Services)	40,145
5,300	Pfizer, Inc. (Pharmaceuticals & Biotechnology)	229,490
2,100	Pharmacia Corp. (Pharmaceuticals & Biotechnology)	109,746
1,800	Schering-Plough Corp. (Pharmaceuticals & Biotechnology)	69,372

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL HEALTH SCIENCES FUND

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
500	UnitedHealth Group, Inc. (Health Care Equipment & Services)	$ 32,740
300	Waters Corp.* (Health Care Equipment & Services)	15,660
600	Watson Pharmaceuticals, Inc.* (Pharmaceuticals & Biotechnology)	29,880
300	Wellpoint Health Networks, Inc.* (Health Care Equipment & Services)	29,475

		2,242,680

TOTAL COMMON STOCKS
(Cost $2,977,695)		$ 3,131,897

TOTAL INVESTMENTS
(Cost $2,977,695)		$ 3,131,897

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR—American Depository Receipt

Percentage of total net assets

Common Stock Industry Classifications†

Commercial Services & Supplies	1.0%
Health Care Equipment & Services	7.4
Pharmaceuticals & Biotechnology	86.5

TOTAL COMMON STOCK	94.9%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE AND RESOURCES FUND

Statement of Investments
April 30, 2001 (Unaudited)
Shares	Description	Value

Common Stocks – 96.4%

Canada – 1.7%
1,400	Canadian National Railway Co. (Transportation)	$ 55,426

Denmark – 2.2%
1,566	Vestas Wind Systems A/S (Capital Goods)	73,148

France – 8.2%
387	L’Air Liquide SA (Chemicals)	58,304
768	Lafarge SA (Materials)	73,797
1,311	Schneider Electric SA (Capital Goods)	89,507
1,201	Vivendi Environnement (Utilities)	52,597

		274,205

Germany – 2.6%
2,608	Bayerische Motoren Werke (BMW) AG (Automobiles & Components)	86,542

Ireland – 2.1%
4,222	CRH PLC (Materials)	71,173

Japan – 11.5%
8,000	Kaneka Corp. (Materials)	67,592
14,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	82,143
7,000	NGK Insulators Ltd. (Capital Goods)	80,840
600	SMC Corp. (Capital Goods)	71,137
3,400	THK Co. Ltd. (Capital Goods)	81,584

		383,296

Netherlands – 4.0%
2,269	Royal Dutch Petroleum Co. (Energy)	135,688

South Africa – 1.7%
6,300	Sappi Ltd. (Materials)	57,508

Spain – 3.8%
4,377	Acerinox SA (Materials)	128,932

United Kingdom – 13.4%
13,277	Billiton PLC (Materials)	65,335
11,798	easyJet PLC* (Transportation)	67,339
5,693	GKN PLC (Automobiles & Components)	61,445
6,984	National Grid Group PLC (Utilities)	53,450
13,401	Rexam PLC (Materials)	55,977
6,895	Scottish and Southern Energy PLC (Utilities)	59,180
7,125	Smiths Group PLC (Capital Goods)	85,004

		447,730

Shares	Description	Value

Common Stocks – (continued)

United States – 45.2%
900	Anadarko Petroleum Corp. (Energy)	$ 58,158
800	Chevron Corp. (Energy)	77,248
2,400	Crane Co. (Capital Goods)	67,536
1,600	Deere & Co. (Capital Goods)	65,712
1,800	E.I. du Pont de Nemours & Co. (Chemicals)	81,342
1,000	Emerson Electric Co. (Capital Goods)	66,650
2,600	Energy East Corp. (Utilities)	52,390
1,200	Entergy Corp. (Utilities)	48,600
1,100	Exxon Mobil Corp. (Energy)	97,460
2,300	FirstEnergy Corp. (Utilities)	69,690
900	FPL Group, Inc. (Utilities)	53,910
5,200	General Electric Co. (Capital Goods)	252,356
1,700	International Paper Co. (Materials)	66,606
800	Minnesota Mining & Manufacturing Co. (Capital Goods)	95,208
1,300	Schlumberger Ltd. (Energy)	86,190
1,400	The B.F. Goodrich Co. (Aerospace/Defense)	55,160
1,700	The AES Corp.* (Utilities)	81,039
1,100	United Technologies Corp. (Capital Goods)	85,888
1,300	Unocal Corp. (Energy)	49,608

		1,510,751

TOTAL COMMON STOCKS		$ 3,224,399
(Cost $2,995,824)

TOTAL INVESTMENTS		$ 3,224,399
(Cost $2,995,824)

*	Non-income producing security

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INFRASTRUCTURE AND RESOURCES FUND

Percentage of total net assets

Common Stock Industry Classifications†

Aerospace/Defense	1.6%
Automobiles & Components	4.4
Capital Goods	33.3
Chemicals	4.2
Energy	15.1
Materials	20.0
Transportation	3.7
Utilities	14.1

TOTAL COMMON STOCK	96.4%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TECHNOLOGY FUND
Statement of Investments
April 30, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%

France – 1.7%
2,100	Business Objects SA ADR* (Software & Services)	$ 76,020

Ireland – 2.5%
3,100	SmartForce PLC ADR* (Software & Services)	111,569

Israel – 3.3%
2,400	Check Point Software Technologies Ltd.* (Software & Services)	150,552

Italy – 0.8%
3,000	Telecom Italia SpA (Telecommunication Services)	33,352

Japan – 2.6%
400	Advantest Corp. (Technology Hardware & Equipment)	45,871
2,000	Nippon Ceramic Co. Ltd. (Technology Hardware & Equipment)	32,048
3,000	Sharp Corp. (Consumer Durables & Apparel)	41,249

		119,168

Netherlands – 5.4%
3,206	ASM Lithography Holding NV* (Technology Hardware & Equipment)	84,767
2,920	Koninklijke Royal Philips Electronics NV (Technology Hardware & Equipment)	85,780
1,800	VNU NV (Media)	75,445

		245,992

Sweden – 1.8%
6,839	Eniro AB (Media)	82,687

Taiwan – 0.5%
2,200	United Microelectronics Corp. ADR* (Technology Hardware & Equipment)	24,178

United Kingdom – 3.9%
7,957	ARM Holdings PLC* (Technology Hardware & Equipment)	43,708
8,145	Guardian IT PLC (Software & Services)	94,901
11,951	Vodafone Group PLC (Telecommunication Services)	36,286

		174,895

United States – 72.2%
5,600	American Tower Corp.* (Telecommunication Services)	150,080
2,300	AOL Time Warner, Inc. * (Media)	116,150
1,000	Applied Materials, Inc. * (Technology Hardware & Equipment)	54,600
1,900	Avici Systems, Inc.* (Technology Hardware & Equipment)	19,190
2,000	Avocent Corp.* (Technology Hardware & Equipment)	49,780
Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
1,700	BEA Systems, Inc.* (Software & Services)	$ 69,445
4,000	Brocade Communications Systems, Inc.* (Technology Hardware & Equipment)	151,960
2,400	CheckFree Corp.* (Commercial Services & Supplies)	95,616
3,000	Cisco Systems, Inc.* (Technology Hardware & Equipment)	50,940
6,600	Crown Castle International Corp.* (Telecommunication Services)	161,634
5,300	E.piphany, Inc.* (Software & Services)	72,640
4,200	EMC Corp. (Technology Hardware & Equipment)	166,320
3,600	Emulex Corp.* (Technology Hardware & Equipment)	129,276
1,900	i2 Technologies, Inc.* (Software & Services)	33,079
2,700	Integrated Circuit Systems, Inc.* (Technology Hardware & Equipment)	45,279
7,800	Interwoven, Inc.* (Software & Services)	114,192
4,000	Intuit, Inc.* (Software & Services)	128,160
1,600	JDS Uniphase Corp.* (Technology Hardware & Equipment)	34,224
6,200	McDATA Corp.* (Technology Hardware & Equipment)	141,546
2,100	Microsoft Corp.* (Software & Services)	142,275
3,400	Oracle Corp.* (Software & Services)	54,944
2,200	PMC-Sierra, Inc.* (Technology Hardware & Equipment)	91,520
1,900	QUALCOMM, Inc.* (Technology Hardware & Equipment)	108,984
3,200	Sabre Holdings Corp. (Software & Services)	159,552
2,600	Siebel Systems, Inc.* (Software & Services)	118,508
4,200	Sun Microsystems, Inc.* (Technology Hardware & Equipment)	71,904
1,300	Texas Instruments, Inc. (Technology Hardware & Equipment)	50,310
6,900	UnitedGlobalCom, Inc.* (Media)	110,590
3,400	VeriSign, Inc.* (Software & Services)	174,352
1,900	VERITAS Software Corp.* (Software & Services)	113,259
2,100	Viacom, Inc. Class B* (Media)	109,326
4,900	Witness Systems, Inc.* (Software & Services)	70,805
2,200	Xilinx, Inc.* (Technology Hardware & Equipment)	104,434

		3,264,874

TOTAL COMMON STOCKS
(Cost $3,354,240)		$ 4,283,287

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL TECHNOLOGY FUND

Shares	Description	Value

Preferred Stocks – 2.0%

Germany – 2.0%
584	SAP AG (Software & Services)	$ 93,010

TOTAL PREFERRED STOCKS
(Cost $70,387)		$ 93,010

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Obligation – 3.4%

State Street Bank & Trust Euro—Time Deposit
$154,000	4.56%	05/01/2001	$ 154,000

TOTAL SHORT-TERM OBLIGATION
(Cost $154,000)			$ 154,000

TOTAL INVESTMENTS
(Cost $3,578,627)			$4,530,297

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR—American Depository Receipt

Percentage of total net assets

Common and Preferred Stock Industry Classifications†

Commercial Services & Supplies	2.1%
Consumer Durables & Apparel	0.9
Media	10.9
Software & Services	39.3
Technology Hardware & Equipment	35.1
Telecommunication Services	8.4

TOTAL COMMON AND PREFERRED STOCK	96.7%

†	Industry concentrations greater than one tenth of one percent are disclosed.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL SECTOR FUNDS

Statements of Assets and Liabilities
April 30, 2001 (Unaudited)
Global Consumer Growth Fund

Assets:

Investments in securities, at value (identified cost $2,986,557, $3,039,096, $2,977,695, $2,995,824, and $3,578,627, respectively)	$3,293,206
Cash, at value	35,596
Receivables:
Investment securities sold, at value	35,372
Dividends and interest, at value	3,445
Fund shares sold	—
Forward foreign currency exchange contracts, at value	1,107
Reimbursement from adviser	38,346
Other assets	75,953

Total assets	3,483,025

Liabilities:

Payables:
Investment securities purchased, at value	—
Amounts owed to affiliates	3,207
Forward foreign currency exchange contracts, at value	9,424
Accrued expenses and other liabilities, at value	20,562

Total liabilities	33,193

Net Assets:

Paid-in capital	3,140,245
Accumulated undistributed net investment income (loss)	3,525
Accumulated net realized gain (loss) on investment and foreign currency related transactions	7,120
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	298,942

NET ASSETS	$3,449,832

Net asset value, offering and redemption price per share: (a)
Class A	$10.97
Class B	$10.97
Class C	$10.97
Institutional	$10.98
Service	$10.98

Shares Outstanding:

Total shares outstanding:
Class A	1,103
Class B	157
Class C	157
Institutional	312,630
Service	150

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	314,197

(a)
Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A shares of the Global Consumer Growth, Global Financial Services, Global Health Sciences, Global Infrastructure and Resources and Global Technology Funds is $11.61, $11.42, $10.96, $11.37 and $13.51, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL SECTOR FUNDS

Global Financial Services Fund	Global Health Sciences Fund	Global Infrastructure and Resources Fund	Global Technology Fund

$3,248,678	$3,131,897	$3,224,399	$4,530,297
95,604	57,850	46,908	14,386

101,134	27,578	—	147,508
474	1,639	1,867	824
2,000	2,890	—	4,100
2,482	616	1,309	1,149
43,082	41,934	38,393	43,740
66,352	67,352	67,202	66,217

3,559,806	3,331,756	3,380,078	4,808,221

144,647	—	—	248,362
3,176	3,127	3,172	3,791
9,263	6,189	11,140	5,340
24,970	23,824	20,381	25,800

182,056	33,140	34,693	283,293

3,129,599	3,176,207	3,113,750	3,542,795
14,791	1,231	1,004	(479)
30,651	(27,218)	12,075	35,198
202,709	148,396	218,556	947,414

$3,377,750	$3,298,616	$3,345,385	$4,524,928

$10.79	$10.36	$10.74	$12.77
$10.78	$10.37	$10.73	$12.76
$10.78	$10.36	$10.73	$12.76
$10.79	$10.37	$10.74	$12.77
$10.79	$10.37	$10.74	$12.77

2,712	3,763	1,071	1,800
157	867	157	606
157	157	157	158
309,733	313,063	309,874	351,660
150	150	150	150

312,909	318,000	311,409	354,374

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL SECTOR FUNDS
Statements of Operations
For the Period Ended April 30, 2001 (Unaudited)
Global Consumer Growth Fund (a)

Investment income:

Dividends (b)	$ 4,612
Interest	2,446

Total income	7,058

Expenses:

Management fees	3,094
Registration fees	13,956
Custodian fees	5,784
Printing fees	9,630
Professional fees	3,235
Organization expenses	5,185
Transfer Agent fees (c)	113
Other	882

Total expenses	41,879

Less — expense reductions	(38,346)

Net expenses	3,533

NET INVESTMENT INCOME (LOSS)	3,525

Realized and unrealized gain (loss) on investment and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	10,579
Foreign currency related transactions	(3,459)
Net unrealized gain (loss) on:
Investments	306,649
Translation of assets and liabilities denominated in foreign currencies	(7,707)

Net realized and unrealized gain on investments and foreign currency transactions	306,062

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$309,587

(a)	Commencement date of operations was March 30, 2001 for all share classes.
(b)
For the Global Consumer Growth, Global Financial Services, Global Health Sciences, Global Infrastructure and Resources and Global Technology Funds, taxes withheld on dividends were $668, $2,489, $132, $189 and $110, respectively.

(c)	Class specific Transfer Agent fees were as follows:

Fund	Class A	Class B	Class C	Institutional	Service
Global Consumer Growth Fund	$1	$—	$—	$112	$—
Global Financial Services Fund	1	—	—	112	—
Global Health Sciences Fund	2	1	—	109	—
Global Infrastructure and Resources Fund	1	—	—	111	—
Global Technology Fund	1	—	—	133	—

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL SECTOR FUNDS

Global Financial Services Fund (a)	Global Health Sciences Fund (a)	Global Infrastructure and Resources Fund (a)	Global Technology Fund (a)

$ 15,757	$ 2,278	$ 2,255	$ 697
2,535	2,404	2,244	3,000

18,292	4,682	4,499	3,697

3,063	3,015	3,060	3,657
15,911	15,911	13,956	15,911
8,562	7,409	5,828	9,281
9,630	9,630	9,630	9,630
3,235	3,235	3,235	3,235
5,185	5,185	5,185	5,185
113	112	112	134
884	888	882	883

46,583	45,385	41,888	47,916

(43,082)	(41,934)	(38,393)	(43,740)

3,501	3,451	3,495	4,176

14,791	1,231	1,004	(479)

36,900	(25,579)	14,437	34,859
(6,249)	(1,639)	(2,362)	339

209,582	154,202	228,575	951,670
(6,873)	(5,806)	(10,019)	(4,256)

233,360	121,178	230,631	982,612

$248,151	$122,409	$231,635	$982,133

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL SECTOR FUNDS

Statements of Changes in Net Assets
For the Period Ended April 30, 2001 (Unaudited)

Global Consumer Growth Fund (a)

From operations:

Net investment income (loss)	$ 3,525
Net realized gain (loss) on investments and foreign currency related transactions	7,120
Net unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	298,942

Net increase in net assets resulting from operations	309,587

From share transactions:

Proceeds from sale of shares	3,140,245

Total increase in net assets resulting from share transactions	3,140,245

TOTAL INCREASE	3,449,832

Net assets:

Beginning of period	—

End of period	$3,449,832

Accumulated undistributed net investment income (loss)	$ 3,525

(a)	Commencement date of operations was March 30, 2001 for all share classes.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL SECTOR FUNDS

Global Financial Services Fund (a)	Global Health Sciences Fund (a)	Global Infrastructure and Resources Fund (a)	Global Technology Fund (a)

$ 14,791	$ 1,231	$ 1,004	$ (479)
30,651	(27,218)	12,075	35,198
202,709	148,396	218,556	947,414

248,151	122,409	231,635	982,133

3,129,599	3,176,207	3,113,750	3,542,795

3,129,599	3,176,207	3,113,750	3,542,795

3,377,750	3,298,616	3,345,385	4,524,928

—	—	—	—

$3,377,750	$3,298,616	$3,345,385	$4,524,928

$ 14,791	$ 1,231	$ 1,004	$ (479)

GOLDMAN SACHS GLOBAL SECTOR FUNDS
Notes to Financial Statements
April 30, 2001 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs Global Consumer Growth Fund, the Goldman Sachs Global Financial Services Fund, the Goldman Sachs Global Health Sciences Fund, the Goldman Sachs Global Infrastructure and Resources Fund and the Goldman Sachs Global Technology Fund, collectively the “Funds” or individually a “Fund”. Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign taxes where applicable. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

        Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

GOLDMAN SACHS GLOBAL SECTOR FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income and capital gain distributions, if any, are declared and paid annually for all Funds.

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At April 30, 2001, the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain

Global Consumer Growth	$2,986,557	$319,243	$12,594	$306,649

Global Financial Services	3,039,096	238,597	29,015	209,582

Global Health Sciences	2,977,695	187,115	32,913	154,202

Global Infrastructure and Resources	2,995,824	234,045	5,470	228,575

Global Technology	3,578,627	960,168	8,498	951,670

GOLDMAN SACHS GLOBAL SECTOR FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

        Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received.

F.  Segregation Transactions — The Funds may enter into certain derivative transactions. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS GLOBAL SECTOR FUNDS

3. AGREEMENTS

Pursuant to Investment Management Agreements (the “Agreements”), Goldman Sachs Asset Management (“GSAM”) a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”) and Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), serve as the investment advisers to the Funds. Under the Agreements, GSAM and GSAMI, subject to the general supervision of the Trust’s Board of Trustees, manage the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, computed daily and payable monthly, at an annual rate equal to 1.10% of the average daily net assets of each Fund.

        Each adviser has voluntarily agreed to limit certain “Other Expenses” for the Funds (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and extraordinary expenses), to the extent such expenses exceed, on an annual basis, .11% of the average daily net assets of the Funds.

        The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee from each Fund for distribution and shareholder maintenance services equal, on an annual basis, to .50%, 1.00% and 1.00% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

        Goldman Sachs serves as the Distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A front end sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $100 during the period ended April 30, 2001 for each Fund.

        Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C Shares and .04% of the average daily net assets for Institutional and Service Shares.

GOLDMAN SACHS GLOBAL SECTOR FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

3. AGREEMENTS (continued)

        The Trust, on behalf of each Fund, has adopted a Service Plan. This plan allows for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on a annualized basis) of the average daily net asset value of the Service Shares.

        For the period ended April 30, 2001, the Funds’ advisers have voluntarily agreed to reimburse other expenses of approximately $38,000, $43,000, $42,000, $38,000 and $44,000 for the Global Consumer Growth, Global Financial Services, Global Health Sciences, Global Infrastructure and Resources and Global Technology Funds, respectively.

At April 30, 2001, the amounts owed to affiliates were as follows:

Fund	Management Fees	Transfer Agent Fees	Total

Global Consumer Growth	$3,094	$113	$3,207

Global Financial Services	3,063	113	3,176

Global Health Sciences	3,015	112	3,127

Global Infrastructure and Resources	3,060	112	3,172

Global Technology	3,657	134	3,791

GOLDMAN SACHS GLOBAL SECTOR FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments, for the period ended April 30, 2001, were as follows:

Fund	Purchases	Sales and Maturities

Global Consumer Growth	$3,065,551	$ 89,573

Global Financial Services	3,132,453	130,257

Global Health Sciences	3,059,810	56,537

Global Infrastructure and Resources	3,232,004	250,617

Global Technology	3,963,415	573,646

For the period ended April 30, 2001, Goldman Sachs earned approximately $100 of brokerage commissions from portfolio transactions executed on behalf of the Global Consumer Growth Fund.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds realize gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

GOLDMAN SACHS GLOBAL SECTOR FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

At April 30, 2001, the Global Consumer Growth Fund had the following outstanding forward foreign exchange contracts to sell foreign currencies:

Open Foreign Currency Sale Contracts	Value on Settlement Date		Unrealized
		Current Value	Gain	Loss

Australian Dollar
expiring 7/18/2001	$ 30,064	$ 30,875	$ —	$ (811)
Euro Currency
expiring 6/25/2001	416,261	419,366	—	(3,105)
Hong Kong Dollar
expiring 6/08/2001	30,563	30,577	—	(14)
Japanese Yen
expiring 6/18/2001	324,462	327,935	—	(3,473)
expiring 6/18/2001	17,860	17,579	281	—
Pound Sterling
expiring 5/18/2001	253,137	254,526	—	(1,389)
expiring 5/18/2001	46,007	45,994	13	—
Swedish Krona
expiring 7/11/2001	59,940	59,529	411	—
Swiss Franc
expiring 7/18/2001	91,538	91,136	402	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$1,269,832	$1,277,517	$1,107	$(8,792)

Closed but Unsettled Forward Currency Contracts	Purchase Value		Realized
		Sale Value	Gain	Loss

Japanese Yen
expiring 6/18/2001	$38,896	$38,264	$—	$(632)

TOTAL CLOSED BUT UNSETTLED FORWARD CURRENCY CONTRACTS	$38,896	$38,264	$—	$(632)

GOLDMAN SACHS GLOBAL SECTOR FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

At April 30, 2001, the Global Financial Services Fund had the following outstanding forward foreign exchange contracts to sell foreign currencies:

Open Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Euro Currency
expiring 6/25/2001	$ 730,437	$ 735,885	$ —	$(5,448)
Hong Kong Dollar
expiring 5/03/2001	73,900	73,906	—	(6)
expiring 6/08/2001	110,563	110,613	—	(50)
Japanese Yen
expiring 6/18/2001	259,178	261,953	—	(2,775)
Mexican Peso
expiring 6/11/2001	30,011	30,255	—	(244)
Pound Sterling
expiring 5/18/2001	133,131	133,861	—	(730)
Swedish Krona
expiring 7/11/2001	271,986	270,119	1,867	—
Swiss Franc
expiring 5/15/2001	140,169	139,554	615	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$1,749,375	$1,756,146	$2,482	$(9,253)

Closed but Unsettled Forward Currency Contracts	Purchase Value	Sale Value	Realized
			Gain	Loss

Hong Kong Dollar
expiring 6/08/2001	$ 28,083	$ 28,073	$ —	$ (10)

TOTAL CLOSED BUT UNSETTLED FORWARD CURRENCY CONTRACTS	$ 28,083	$ 28,073	$ —	$ (10)

At April 30, 2001, the Global Health Sciences Fund had the following outstanding forward foreign exchange contracts to sell foreign currencies:

Open Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Australian Dollar
expiring 7/18/2001	$ 30,317	$ 31,135	$ —	$ (818)
Euro Currency
expiring 6/25/2001	75,082	75,642	—	(560)
Hong Kong Dollar
expiring 6/08/2001	30,240	30,254	—	(14)
Japanese Yen
expiring 6/18/2001	267,673	270,539	—	(2,866)
Pound Sterling
expiring 5/18/2001	352,040	353,971	—	(1,931)
Swiss Franc
expiring 5/15/2001	140,335	139,719	616	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$895,687	$901,260	$616	$(6,189)

GOLDMAN SACHS GLOBAL SECTOR FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

At April 30, 2001, the Global Infrastructure and Resources Fund had the following outstanding forward foreign exchange contracts to sell foreign currencies:

Open Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Danish Krone
expiring 7/26/2001	$ 67,389	$ 66,444	$ 945	$ —
Euro Currency
expiring 6/25/2001	669,714	674,709	—	(4,995)
Japanese Yen
expiring 6/18/2001	379,176	383,235	—	(4,059)
Pound Sterling
expiring 5/18/2001	340,904	342,774	—	(1,870)
expiring 5/18/2001	88,172	87,808	364	—
South African Rand
expiring 7/11/2001	49,897	50,113	—	(216)

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$1,595,252	$1,605,083	$1,309	$(11,140)

At April 30, 2001, the Global Technology Fund had the following outstanding forward foreign exchange contracts to sell foreign currencies:

Open Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Euro Currency
expiring 6/25/2001	$445,303	$448,624	$ —	$(3,321)
expiring 6/25/2001	48,413	48,087	326	—
Japanese Yen
expiring 6/18/2001	111,317	112,509	—	(1,192)
Pound Sterling
expiring 5/18/2001	176,468	177,295	—	(827)
Swedish Krona
expiring 7/11/2001	97,940	97,268	672	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$879,441	$883,783	$998	$(5,340)

Closed but Unsettled Forward Currency Contracts	Purchase Value	Sale Value	Realized
			Gain	Loss

Swedish Krona
expiring 7/11/2001	$ 38,097	$ 38,248	$151	$ —

TOTAL CLOSED BUT UNSETTLED FORWARD CURRENCY CONTRACTS	$ 38,097	$ 38,248	$151	$ —

GOLDMAN SACHS GLOBAL SECTOR FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, depending on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

        The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ hedging strategies and potentially result in a loss. At April 30, 2001, there were no open futures contracts.

GOLDMAN SACHS GLOBAL SECTOR FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

5. SUMMARY OF SHARE TRANSACTIONS

Share activity for the period ended April 30, 2001, is as follows:

	Global Consumer Growth Fund (a)
	Shares	Dollars

Class A Shares
Shares sold	1,103	$ 11,595

Class B Shares
Shares sold	157	1,575

Class C Shares
Shares sold	157	1,575

Institutional Shares
Shares sold	312,630	3,124,000

Service Shares
Shares sold	150	1,500

TOTAL INCREASE	314,197	$3,140,245

(a) Commencement date of operations was March 30, 2001 for all share classes.

GOLDMAN SACHS GLOBAL SECTOR FUNDS

Global Financial Services Fund (a)		Global Health Sciences Fund (a)		Global Infrastructure and Resources Fund (a)		Global Technology Fund (a)

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,712	$ 27,951	3,763	$ 37,458	1,071	$ 11,100	1,800	$ 21,228

157	1,575	867	8,574	157	1,575	606	7,159

157	1,575	157	1,575	157	1,575	158	1,575

309,733	3,096,998	313,063	3,127,100	309,874	3,098,000	351,660	3,511,333

150	1,500	150	1,500	150	1,500	150	1,500

312,909	$3,129,599	318,000	$3,176,207	311,409	$3,113,750	354,374	$3,542,795

GOLDMAN SACHS GLOBAL CONSUMER GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period
		Income from investment operations

	Net asset value, beginning of period	Net investment income (c)	Net realized and unrealized gain	Total from investment operations	Net asset value, end of period

FOR THE PERIOD ENDED APRIL 30, (Unaudited)

2001 - Class A Shares (commenced March 30, 2001)	$10.00	$0.01	$0.96	$0.97	$10.97
2001 - Class B Shares (commenced March 30, 2001)	10.00	—	0.97	0.97	10.97
2001 - Class C Shares (commenced March 30, 2001)	10.00	—	0.97	0.97	10.97
2001 - Institutional Shares (commenced March 30, 2001)	10.00	0.01	0.97	0.98	10.98
2001 - Service Shares (commenced March 30, 2001)	10.00	0.01	0.97	0.98	10.98

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CONSUMER GROWTH FUND

				Ratios assuming no expense reductions

Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets (b)	Ratio of net investment loss to average net assets (b)	Portfolio turnover rate

9.70%	$ 12	1.90%	0.31%	15.53%	(13.32)%	3%
9.70	2	2.40	0.20	16.03	(13.43)	3
9.70	2	2.40	0.20	16.03	(13.43)	3
9.80	3,432	1.25	1.26	14.88	(12.37)	3
9.80	2	1.75	0.78	15.38	(12.85)	3

GOLDMAN SACHS GLOBAL FINANCIAL SERVICES FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period
		Income from investment operations

	Net asset value, beginning of period	Net investment Income (c)	Net realized and unrealized gain	Total from investment operations	Net asset value, end of period

FOR THE PERIOD ENDED APRIL 30, (Unaudited)

2001 - Class A Shares (commenced March 30, 2001)	$10.00	$0.02	$0.77	$0.79	$10.79
2001 - Class B Shares (commenced March 30, 2001)	10.00	0.04	0.74	0.78	10.78
2001 - Class C Shares (commenced March 30, 2001)	10.00	0.04	0.74	0.78	10.78
2001 - Institutional Shares (commenced March 30, 2001)	10.00	0.05	0.74	0.79	10.79
2001 - Service Shares (commenced March 30, 2001)	10.00	0.04	0.75	0.79	10.79

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL FINANCIAL SERVICES FUND

				Ratios assuming no expense reductions

Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets (b)	Ratio of net investment loss to average net assets (b)	Portfolio turnover rate

7.80%	$ 29	1.90%	1.16%	17.37%	(14.31)%	4%
7.80	2	2.40	4.22	17.87	(11.25)	4
7.80	2	2.40	4.22	17.87	(11.25)	4
7.90	3,343	1.25	5.33	16.72	(10.14)	4
7.90	2	1.75	4.87	17.22	(10.60)	4

GOLDMAN SACHS GLOBAL HEALTH SCIENCES FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period
		Income from investment operations
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Net asset value, end of period

FOR THE PERIOD ENDED APRIL 30, (Unaudited)

2001 - Class A Shares (commenced March 30, 2001)	$10.00	$ —	$0.36	$0.36	$10.36
2001 - Class B Shares (commenced March 30, 2001)	10.00	(0.01)	0.38	0.37	10.37
2001 - Class C Shares (commenced March 30, 2001)	10.00	(0.01)	0.37	0.36	10.36
2001 - Institutional Shares (commenced March 30, 2001)	10.00	—	0.37	0.37	10.37
2001 - Service Shares (commenced March 30, 2001)	10.00	—	0.37	0.37	10.37

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL HEALTH SCIENCES FUND

				Ratios assuming no expense reductions
Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets (b)	Ratio of net investment loss to average net assets (b)	Portfolio turnover rate

3.60%	$ 39	1.90%	(1.65)%	17.20%	(16.95)%	2%
3.70	9	2.40	(1.98)	17.70	(17.28)	2
3.60	2	2.40	(0.63)	17.70	(15.93)	2
3.70	3,247	1.25	0.46	16.55	(14.84)	2
3.70	2	1.75	—	17.05	(15.30)	2

GOLDMAN SACHS GLOBAL INFRASTRUCTURE AND RESOURCES FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period
		Income from investment operations

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Net asset value, end of period

FOR THE PERIOD ENDED APRIL 30, (Unaudited)

2001 - Class A Shares (commenced March 30, 2001)	$10.00	$ —	$0.74	$0.74	$10.74
2001 - Class B Shares (commenced March 30, 2001)	10.00	(0.01)	0.74	0.73	10.73
2001 - Class C Shares (commenced March 30, 2001)	10.00	(0.01)	0.74	0.73	10.73
2001 - Institutional Shares (commenced March 30, 2001)	10.00	—	0.74	0.74	10.74
2001 - Service Shares (commenced March 30, 2001)	10.00	—	0.74	0.74	10.74

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE AND RESOURCES FUND

				Ratios assuming no expense reductions

Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets (b)	Ratio of net investment loss to average net assets (b)	Portfolio turnover rate

7.40%	$ 11	1.90%	(1.13)%	15.70%	(14.93)%	8%
7.30	2	2.40	(0.67)	16.20	(14.47)	8
7.30	2	2.40	(0.67)	16.20	(14.47)	8
7.40	3,328	1.25	0.36	15.05	(13.44)	8
7.40	2	1.75	(0.07)	15.55	(13.87)	8

GOLDMAN SACHS GLOBAL TECHNOLOGY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period
		Income from investment operations

	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gain	Total from investment operations	Net asset value, end of period

FOR THE PERIOD ENDED APRIL 30, (Unaudited)

2001 - Class A Shares (commenced March 30, 2001)	$10.00	$(0.03)	$2.80	$2.77	$12.77
2001 - Class B Shares (commenced March 30, 2001)	10.00	(0.01)	2.77	2.76	12.76
2001 - Class C Shares (commenced March 30, 2001)	10.00	(0.01)	2.77	2.76	12.76
2001 - Institutional Shares (commenced March 30, 2001)	10.00	—	2.77	2.77	12.77
2001 - Service Shares (commenced March 30, 2001)	10.00	—	2.77	2.77	12.77

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TECHNOLOGY FUND

				Ratios assuming no expense reductions

Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (b)	Ratio of net investment loss to average net assets (b)	Ratio of expenses to average net assets (b)	Ratio of net investment loss to average net assets (b)	Portfolio turnover rate

27.70%	$ 23	1.90%	(1.41)%	15.06%	(14.57)%	16%
27.60	8	2.40	(1.27)	15.56	(14.43)	16
27.60	2	2.40	(1.15)	15.56	(14.31)	16
27.70	4,490	1.25	(0.14)	14.41	(13.30)	16
27.70	2	1.75	(0.46)	14.91	(13.62)	16

F U N D S  P R O F I L E

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $280 billion in assets under management, our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 40 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

GLOBAL SECTOR
INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

Global Sector Funds
- Consumer Growth Fund
- Financial Services Fund
- Health Sciences Fund
- Infrastructure and Resources Fund
- Technology Fund

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund*
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE[SM] International Equity Fund.

Domestic Equity Funds
- Small Cap Value Fund
- CORE[SM] Small Cap Equity Fund
- Mid Cap Value Fund
- Growth Opportunities Fund
- Research Select Fund[SM]
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE[SM] Large Cap Growth Fund
- CORE[SM] Large Cap Value Fund
- CORE[SM] U.S. Equity Fund
- CORE[SM] Tax-Managed Fund

Specialty Funds
- Internet Tollkeeper Fund[SM]
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Adjustable Rate Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select FundSM , Internet Tollkeeper FundSM and the CORESM Funds are service marks of Goldman, Sachs & Co.

*Goldman Sachs International Growth Opportunities Fund was formerly Goldman Sachs International Small Cap Fund.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, *President*
Jesse H. Cole, *Vice President*
James A. Fitzpatrick, *Vice President*
John M. Perlowski, *Treasurer*
Peter W. Fortner, *Assistant Treasurer*
Philip V. Giuca, Jr., *Assistant Treasurer*
Howard B. Surloff, *Secretary*
Amy E. Belanger, *Assistant Secretary*
Valerie A. Zondorak, *Assistant Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS INTERNATIONAL
133 Peterborough Court
London, England EC4A 2BB

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

The Goldman Sachs Global Consumer Growth Fund is concentrated in consumer products and services stocks and will be particularly affected by the risks of government regulation, competition, changes in demographics and consumer tastes and changing economic conditions.

The Goldman Sachs Global Financial Services Fund is concentrated in financial services stocks and will be particularly affected by the risks of changing economic conditions, interest rates, intense competition and government regulation.

The Goldman Sachs Health Sciences Fund is concentrated in health sciences stocks and will be particularly affected by the risks of intense competition and government regulation.

The Goldman Sachs Global Infrastructure and Resources Fund is concentrated in infrastructure and resource-related stocks and will be particularly affected by the risks of changing economic conditions, the level and volatility of commodity prices and government regulation.

The Goldman Sachs Global Technology Fund is concentrated in technology and technology-related stocks and will be particularly affected by the risks of intense competition, rapid obsolescence of products, and government regulation.

For each Goldman Sachs Global Sector Fund, investments in non-U.S. and emerging markets securities may involve above-average volatility. Emerging markets securities are subject to substantial currency fluctuations and sudden economic and political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The Funds may participate in the Initial Public Offering (IPO) market, and a portion of the Funds' returns consequently may be attributable to their investments in IPOs, which may have a magnified impact due to the Funds' small asset base. As the Funds' assets grow, it is probable that the effect of the Funds' investments in IPOs on their total returns may not be as significant.

Goldman, Sachs & Co. is the distributor of the Funds.

Copyright 2001 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2001 / 01-1024

GLSECSAR / 1.4K / 6-01